Document and Entity Information	12 Months Ended
Oct. 31, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	BMO
Entity Registrant Name	BANK OF MONTREAL /CAN/
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	647,816,318